SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ (12,355)	$ (11,037)	$ 11,661
Impairment charges		(11,105)	(5,839)	(6,944)
Result after impairment		(23,460)	(16,876)	4,717
Unallocated expenses	[1]	(3,585)	(2,473)	(779)
Operating loss		(27,045)	(19,349)	3,938
Net financing expense (Note 6)		(9,882)	(24,431)	(5,862)
Profit/Loss before taxes		(36,927)	(43,780)	(1,924)
Income tax credit (Note 7)		59	194	74
Profit/Loss for the year on continuing operations		(36,868)	(43,586)	(1,850)
Profit/loss for the year on discontinued operations (Note 8)		12,850	2,577	2,725
(Loss)/profit for the year		(24,018)	(41,009)	875
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(4,365)	(5,892)	9,276
Impairment charges		(11,105)	(2,331)	(6,088)
Result after impairment		(15,470)	(8,223)	(3,188)
Profit/Loss before taxes		(23,901)	(21,393)	(5,050)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(7,886)	(5,112)	2,397
Impairment charges		0	(3,508)	(856)
Result after impairment		(7,886)	(8,620)	1,541
Profit/Loss before taxes		(12,922)	(22,354)	(813)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(104)	(33)	(12)
Impairment charges		0	0	0
Result after impairment		$ (104)	$ (33)	$ (12)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.